Supplemental Guarantor Condensed Consolidating Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Supplemental Guarantor Condensed Consolidating Financial Statements
Schedule of Increase (decrease) from amounts previously reported

	Three months ended September 30, 2012
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments
(Loss) income before income taxes and equity earnings in affiliates	$10.8	$(27.6)	$(1.1)	$17.9
Income tax (benefit) expense	$10.8	$(10.4)	$(0.4)	$—
Net (loss) income	$—	$(17.2)	$(0.7)	$17.9
Net (loss) income attributable to First Data Corporation	$—	$(17.2)	$(0.7)	$17.9

	Nine months ended September 30, 2012
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments
(Loss) income before income taxes and equity earnings in affiliates	$35.3	$(92.7)	$(1.6)	$59.0
Income tax (benefit) expense	$35.3	$(34.7)	$(0.6)	$—
Net (loss) income	$—	$(58.0)	$(1.0)	$59.0
Net (loss) income attributable to First Data Corporation	$—	$(58.0)	$(1.0)	$59.0

Increase (Decrease) from Amounts Previously Reported

	For the nine months ended September 30, 2012
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments
(Loss) income before income taxes and equity earnings in affiliates	$35.3	$(92.7)	$(1.6)	$59.0
Income tax (benefit) expense	35.3	(34.7)	(0.6)	—
Net (loss) income	—	(58.0)	(1.0)	59.0
Net (loss) income attributable to First Data Corporation	—	(58.0)	(1.0)	59.0

	Year ended December 31, 2011
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments
(Loss) income before income taxes and equity earnings in affiliates	$110.4	$(260.1)	$(36.6)	$186.3
Income tax (benefit) expense	110.4	(97.9)	(12.5)	—
Net (loss) income	—	(162.2)	(24.1)	186.3
Net (loss) income attributable to First Data Corporation	—	(161.9)	(24.4)	186.3

	Year ended December 31, 2010
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments
(Loss) income before income taxes and equity earnings in affiliates	$44.0	$(108.6)	$(9.4)	$74.0
Income tax (benefit) expense	44.0	(40.4)	(3.6)	—
Net (loss) income	—	(68.2)	(5.8)	74.0
Net (loss) income attributable to First Data Corporation	—	(68.4)	(5.6)	74.0

Schedule of Previous and Corrected Disclosures

CONSOLIDATED STATEMENTS OF OPERATIONS

	Three months ended September 30, 2012
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected
Cost of services	$—	$—	$496.1	$494.4	$280.8	$282.5	$(47.9)	$(47.9)

Operating (loss) profit	$(46.6)	$(46.6)	$163.0	$164.7	$135.5	$133.8	$—	$—
Interest income (expense) from intercompany notes	$49.4	$78.1	$(50.7)	$(80.0)	$1.3	$1.9	$—	$—
Equity earnings from consolidated subsidiaries	$146.4	$128.5	$39.6	$39.6	$—	$—	$(186.0)	$(168.1)
(Loss) income before income taxes and equity earnings in affiliates	$(388.4)	$(377.6)	$140.9	$113.3	$146.9	$145.8	$(186.0)	$(168.1)
Income tax (benefit) expense	$(176.4)	$(165.6)	$77.9	$67.5	$29.1	$28.7	$—	$—
Net (loss) income	$(212.0)	$(212.0)	$105.7	$88.5	$118.1	$117.4	$(186.0)	$(168.1)
Net (loss) income attributable to First Data Corporation	$(212.0)	$(212.0)	$105.7	$88.5	$103.2	$102.5	$(208.9)	$(191.0)

	Nine months ended September 30, 2012
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected

Selling, general and administrative	$110.0	$105.6	$875.7	$877.2	$387.6	$390.5	$—	$—
Operating (loss) profit	$(115.8)	$(111.4)	$553.7	$552.2	$298.9	$296.0	$—	$—
Interest income (expense) from intercompany notes	$144.3	$234.4	$(148.6)	$(240.0)	$4.3	$5.6	$—	$—
Equity earnings from consolidated subsidiaries	$435.1	$375.9	$120.8	$121.0	$—	$—	$(555.9)	$(496.9)
(Loss) income before income taxes and equity earnings in affiliates	$(1,031.8)	$(996.5)	$512.0	$419.3	$305.6	$304.0	$(555.9)	$(496.9)
Income tax (benefit) expense	$(509.9)	$(474.6)	$234.5	$199.8	$23.1	$22.5	$—	$—
Net (loss) income	$(521.9)	$(521.9)	$390.8	$332.8	$283.7	$282.7	$(555.9)	$(496.9)
Net (loss) income attributable to First Data Corporation	$(521.9)	$(521.9)	$390.8	$332.8	$239.8	$238.8	$(630.6)	$(571.6)

CONSOLIDATED STATEMENTS OF CASH FLOWS

	Nine months ended September 30, 2012
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(521.9)	$(521.9)	$390.8	$332.8	$283.7	$282.7	$(555.9)	$(496.9)
Other non-cash and non-operating items, net	$(405.3)	$(346.1)	$(193.9)	$(194.1)	$5.5	$5.5	$555.9	$496.9
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	$(519.1)	$(483.8)	$381.9	$347.2	$0.3	$(0.3)	$—	$—
Net cash (used in) provided by operating activities	$(1,361.8)	$(1,267.3)	$1,238.1	$1,145.2	$661.9	$660.3	$—	$—
CASH FLOWS FROM FINANCING ACTIVITIES
Intercompany	$1,231.6	$1,137.1	$(1,191.1)	$(1,098.2)	$(40.5)	$(38.9)	$—	$—
Net cash provided by (used in) financing activities	$1,243.1	$1,148.6	$(1,222.2)	$(1,129.3)	$(550.3)	$(548.7)	$248.6	$248.6

CONSOLIDATED STATEMENTS OF OPERATIONS

	For the nine months ended September 30, 2012
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected
Selling, general and administrative	$110.0	$105.6	$875.7	$877.2	$387.6	$390.5	$—	$—
Operating (loss) profit	(115.8)	(111.4)	553.7	552.2	298.9	296.0	—	—
Interest income (expense) from intercompany notes	144.3	234.4	(148.6)	(240.0)	4.3	5.6	—	—
Equity earnings from consolidated subsidiaries	435.1	375.9	120.8	121.0	—	—	(555.9)	(496.9)
(Loss) income before income taxes and equity earnings in affiliates	(1,031.8)	(996.5)	512.0	419.3	305.6	304.0	(555.9)	(496.9)
Income tax (benefit) expense	(509.9)	(474.6)	234.5	199.8	23.1	22.5	—	—
Net (loss) income	(521.9)	(521.9)	390.8	332.8	283.7	282.7	(555.9)	(496.9)
Net (loss) income attributable to First Data Corporation	(521.9)	(521.9)	390.8	332.8	239.8	238.8	(630.6)	(571.6)

	Year ended December 31, 2011
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected
Cost of services	$—	$—	$1,909.8	$1,896.4	$1,141.6	$1,155.0	$(163.0)	$(163.0)
Selling, general and administrative	259.7	107.8	957.8	1,095.4	476.2	490.5	—	—
Operating (loss) profit	(264.9)	(113.0)	698.8	574.6	507.6	479.9	—	—
Interest income (expense) from intercompany notes	162.5	306.7	(176.6)	(311.9)	14.1	5.2	—	—
Equity earnings from consolidated subsidiaries	637.9	452.2	134.5	133.9	—	—	(772.4)	(586.1)
(Loss) income before income taxes and equity earnings in affiliates	(1,218.1)	(1,107.7)	718.1	458.0	512.8	476.2	(772.4)	(586.1)
Income tax (benefit) expense	(702.0)	(591.6)	341.3	243.4	90.6	78.1	—	—
Net (loss) income	(516.1)	(516.1)	530.4	368.2	422.0	397.9	(772.4)	(586.1)
Net (loss) income attributable to First Data Corporation	(516.1)	(516.1)	530.1	368.2	362.7	338.3	(892.8)	(706.5)

	Year ended December 31, 2010
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected
Cost of Services	$—	$—	$1,944.3	$1,949.6	$1,227.5	$1,222.2	$(148.5)	$(148.5)
Operating (loss) profit	(285.0)	(285.0)	475.3	470.0	326.4	331.7	—	—
Interest income (expense) from intercompany notes	112.3	230.3	(146.4)	(249.7)	34.1	19.4	—	—
Equity earnings from consolidated subsidiaries	323.8	249.8	150.2	150.2	—	—	(474.0)	(400.0)
(Loss) income before income taxes and equity earnings in affiliates	(1,620.3)	(1,576.3)	505.6	397.0	326.7	317.3	(500.0)	(426.0)
Income tax (benefit) expense	(598.5)	(554.5)	164.7	124.3	110.0	106.4	—	—
Net (loss) income	(1,021.8)	(1,021.8)	458.6	390.4	218.2	212.4	(501.9)	(427.9)
Net (loss) income attributable to First Data Corporation	(1,021.8)	(1,021.8)	458.8	390.4	168.9	163.3	(627.7)	(553.7)

CONSOLIDATED BALANCE SHEETS

	As of December 31, 2011
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions)	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected
ASSETS
Current intercompany notes receivable	$—	$12.2	$—	$—	$—	$86.1	$—	$(98.3)
Total current assets	233.2	245.4	7,281.7	7,281.7	5,800.6	5,886.7	—	(98.3)
Goodwill	—	—	9,510.5	9,430.9	7,694.1	7,773.7	—	—
Long-term intercompany receivables	—	—	—	4,330.2	—	962.7	—	(5,292.9)
Long-term intercompany notes receivable	—	3,229.4	—	251.5	—	59.0	—	(3,539.9)
Investment in consolidated subsidiaries	25,242.7	23,797.4	5,396.2	5,843.0	—	—	(30,638.9)	(29,640.4)
Total assets	26,579.8	28,376.1	27,676.1	32,625.0	16,659.3	17,846.7	(30,638.9)	(38,571.5)
LIABILITIES AND EQUITY
Current intercompany notes payable	—	62.5	—	35.8	—	—	—	(98.3)
Total current liabilities	697.9	760.4	6,790.7	6,826.5	5,331.6	5,331.6	—	(98.3)
Long-term intercompany payables	5,707.0	5,292.9	(4,618.7)	—	(1,088.3)	—	—	(5,292.9)
Long-term intercompany notes payable	(1,887.3)	260.6	1,949.9	3,196.8	(62.6)	82.5	—	(3.539.9)
Total liabilities	26,483.2	28,279.5	5,968.5	11,869.9	4,349.2	5,582.6	—	(8,931.1)
First Data Corporation stockholder’s equity	96.6	96.6	21,707.5	20,755.1	5,580.5	5,534.4	(27,288.0)	(26,289.5)
Total equity	96.6	96.6	21,707.6	20,755.1	12,242.7	12,196.7	(30,638.9)	(29,640.4)
Total liabilities and equity	26,579.8	28,376.1	27,676.1	32,625.0	16,659.3	17,846.7	(30,638.9)	(38,571.5)

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For the nine months ended September 30, 2012
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions) Source/(use)	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(521.9)	$(521.9)	$390.8	$332.8	$283.7	$282.7	$(555.9)	$(496.9)
Other non-cash and non-operating items, net	(405.3)	(346.1)	(193.9)	(194.1)	5.5	5.5	555.9	496.9
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(519.1)	(483.8)	381.9	347.2	0.3	(0.3)	—	—
Net cash (used in) provided by operating activities	(1,361.8)	(1,267.3)	1,238.1	1,145.2	661.9	660.3	—	—
CASH FLOWS FROM FINANCING ACTIVITIES
Intercompany	1,231.6	1,137.1	(1,191.1)	(1,098.2)	(40.5)	(38.9)	—	—
Net cash provided by (used in) financing activities	1,243.1	1,148.6	(1,222.2)	(1,129.3)	(550.3)	(548.7)	248.6	248.6

	Year ended December 31, 2011
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions) Source/(use)	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(516.1)	$(516.1)	$530.4	$368.2	$422.0	$397.9	$(772.4)	$(586.1)
Other non-cash and non-operating items, net	(546.0)	(360.3)	(210.1)	(209.5)	11.4	11.4	772.4	586.1
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(437.4)	(327.0)	481.7	383.8	113.2	100.7	—	—
Net cash (used in) provided by operating activities	(1,550.8)	(1,254.7)	1,584.1	1,324.6	1,082.3	1,045.7	—	—
CASH FLOWS FROM FINANCING ACTIVITIES
Intercompany	1,516.6	1,220.5	(1,375.9)	(1,116.4)	(140.7)	(104.1)	—	—
Net cash provided by (used in) financing activities	1,443.3	1,147.2	(1,426.1)	(1,166.6)	(985.9)	(949.3)	404.2	404.2

	Year ended December 31, 2010
	FDC Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments
(in millions) Source/(use)	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected	As previously reported	As corrected
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(1,021.8)	$(1.021.8)	$458.6	$390.4	$218.2	$212.4	$(501.9)	$(427.9)
Other non-cash and non-operating items, net	(11.6)	62.4	(207.4)	(207.4)	8.8	8.8	475.8	401.8
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(608.4)	(564.4)	107.0	66.6	216.9	213.3	(2.9)	(2.9)
Net cash (used in) provided by operating activities	(1,624.3)	(1,506.3)	1,415.1	1,306.5	966.9	957.5	(3.0)	(3.0)
CASH FLOWS FROM FINANCING ACTIVITIES
Intercompany	1,682.5	1,564.5	(1,454.7)	(1,346.1)	(227.8)	(218.4)	—	—
Net cash provided by (used in) financing activities	1,460.1	1,342.1	(1,511.7)	(1,403.1)	(1,152.9)	(1,143.5)	551.2	551.2

Schedule of the results of operations

	Three months ended September 30, 2013
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$1,065.4	$610.1	$(55.3)	$1,620.2
Product sales and other	—	143.3	87.7	(15.5)	215.5
Reimbursable debit network fees, postage and other	—	631.5	244.9	—	876.4
	—	1,840.2	942.7	(70.8)	2,712.1
Expenses:
Cost of services (exclusive of items shown below)	—	461.6	302.3	(55.3)	708.6
Cost of products sold	—	61.2	35.2	(15.5)	80.9
Selling, general and administrative	27.0	302.2	134.4	—	463.6
Reimbursable debit network fees, postage and other	—	631.5	244.9	—	876.4
Depreciation and amortization	1.8	162.9	106.6	—	271.3
Other operating expenses:
Restructuring, net	3.2	4.8	(0.2)	—	7.8
	32.0	1,624.2	823.2	(70.8)	2,408.6
Operating (loss) profit	(32.0)	216.0	119.5	—	303.5
Interest income	—	—	2.7	—	2.7
Interest expense	(464.5)	(3.0)	(1.5)	—	(469.0)
Interest income (expense) from intercompany notes	79.2	(77.5)	(1.7)	—	—
Other income (expense)	(50.3)	2.3	11.8	—	(36.2)
Equity earnings from consolidated subsidiaries	157.2	30.4	—	(187.6)	—
	(278.4)	(47.8)	11.3	(187.6)	(502.5)
(Loss) income before income taxes and equity earnings in affiliates	(310.4)	168.2	130.8	(187.6)	(199.0)
Income tax (benefit) expense	(90.9)	68.6	50.9	—	28.6
Equity earnings in affiliates	—	47.3	—	—	47.3
Net (loss) income	(219.5)	146.9	79.9	(187.6)	(180.3)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	14.2	25.0	39.2
Net (loss) income attributable to First Data Corporation	$(219.5)	$146.9	$65.7	$(212.6)	$(219.5)
Comprehensive (loss) income	$(141.1)	$136.3	$180.6	$(275.3)	$(99.5)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	16.6	25.0	41.6
Comprehensive (loss) income attributable to First Data Corporation	$(141.1)	$136.3	$164.0	$(300.3)	$(141.1)

	Nine months ended September 30, 2013
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$3,132.3	$1,826.6	$(166.4)	$4,792.5
Product sales and other	—	409.0	259.0	(45.2)	622.8
Reimbursable debit network fees, postage and other	—	1,869.5	727.0	—	2,596.5
	—	5,410.8	2,812.6	(211.6)	8,011.8
Expenses:
Cost of services (exclusive of items shown below)	—	1,401.4	884.2	(166.4)	2,119.2
Cost of products sold	—	185.0	107.1	(45.2)	246.9
Selling, general and administrative	93.7	923.4	403.0	—	1,420.1
Reimbursable debit network fees, postage and other	—	1,869.5	727.0	—	2,596.5
Depreciation and amortization	5.5	490.5	322.2	—	818.2
Other operating expenses:
Restructuring, net	17.1	24.8	4.1	—	46.0
	116.3	4,894.6	2,447.6	(211.6)	7,246.9
Operating (loss) profit	(116.3)	516.2	365.0	—	764.9
Interest income	0.1	0.1	7.8	—	8.0
Interest expense	(1,397.2)	(7.6)	(5.4)	—	(1,410.2)
Interest income (expense) from intercompany notes	236.3	(233.4)	(2.9)	—	—
Other income (expense)	(30.1)	4.9	4.3	—	(20.9)
Equity earnings from consolidated subsidiaries	371.1	103.5	—	(474.6)	—
	(819.8)	(132.5)	3.8	(474.6)	(1,423.1)
(Loss) income before income taxes and equity earnings in affiliates	(936.1)	383.7	368.8	(474.6)	(658.2)
Income tax (benefit) expense	(190.1)	185.0	106.8	—	101.7
Equity earnings in affiliates	—	135.4	0.6	—	136.0
Net (loss) income	(746.0)	334.1	262.6	(474.6)	(623.9)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	39.3	82.8	122.1
Net (loss) income attributable to First Data Corporation	$(746.0)	$334.1	$223.3	$(557.4)	$(746.0)
Comprehensive (loss) income	$(810.2)	$285.2	$200.2	$(362.9)	$(687.7)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	39.7	82.8	122.5
Comprehensive (loss) income attributable to First Data Corporation	$(810.2)	$285.2	$160.5	$(445.7)	$(810.2)

	Three months ended September 30, 2012 (as corrected)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$1,051.2	$608.8	$(47.9)	$1,612.1
Product sales and other	—	144.6	88.2	(15.3)	217.5
Reimbursable debit network fees, postage and other	—	610.7	234.9	(1.2)	844.4
	—	1,806.5	931.9	(64.4)	2,674.0
Expenses:
Cost of services (exclusive of items shown below)	—	494.4	282.5	(47.9)	729.0
Cost of products sold	—	62.2	33.2	(15.3)	80.1
Selling, general and administrative	44.7	293.5	129.7	—	467.9
Reimbursable debit network fees, postage and other	—	610.7	234.9	(1.2)	844.4
Depreciation and amortization	1.9	175.3	116.3	—	293.5
Other operating expenses:
Restructuring, net	—	5.7	1.5	—	7.2
	46.6	1,641.8	798.1	(64.4)	2,422.1
Operating (loss) profit	(46.6)	164.7	133.8	—	251.9
Interest income	—	—	2.1	—	2.1
Interest expense	(483.8)	(2.3)	(2.5)	—	(488.6)
Interest income (expense) from intercompany notes	78.1	(80.0)	1.9	—	—
Other income (expense)	(53.8)	(8.7)	10.5	—	(52.0)
Equity earnings from consolidated subsidiaries	128.5	39.6	—	(168.1)	—
	(331.0)	(51.4)	12.0	(168.1)	(538.5)
(Loss) income before income taxes and equity earnings in affiliates	(377.6)	113.3	145.8	(168.1)	(286.6)
Income tax (benefit) expense	(165.6)	67.5	28.7	—	(69.4)
Equity earnings in affiliates	—	42.7	0.3	—	43.0
Net (loss) income	(212.0)	88.5	117.4	(168.1)	(174.2)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interests	—	—	14.9	22.9	37.8
Net (loss) income attributable to First Data Corporation	$(212.0)	$88.5	$102.5	$(191.0)	$(212.0)
Comprehensive (loss) income	$(96.4)	$109.9	$209.0	$(277.6)	$(55.1)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	18.4	22.9	41.3
Comprehensive (loss) income attributable to First Data Corporation	$(96.4)	$109.9	$190.6	$(300.5)	$(96.4)

	Nine months ended September 30, 2012 (as corrected)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$3,112.5	$1,818.3	$(143.2)	$4,787.6
Product sales and other	—	423.9	258.5	(44.5)	637.9
Reimbursable debit network fees, postage and other	—	1,816.2	704.4	(22.6)	2,498.0
	—	5,352.6	2,781.2	(210.3)	7,923.5
Expenses:
Cost of services (exclusive of items shown below)	—	1,361.1	919.9	(143.2)	2,137.8
Cost of products sold	—	192.1	103.7	(44.5)	251.3
Selling, general and administrative	105.6	877.2	390.5	—	1,373.3
Reimbursable debit network fees, postage and other	—	1,816.2	704.4	(22.6)	2,498.0
Depreciation and amortization	6.0	541.4	349.7	—	897.1
Other operating expenses:
Restructuring, net	(0.2)	7.3	17.0	—	24.1
Impairments	—	5.1	—	—	5.1
	111.4	4,800.4	2,485.2	(210.3)	7,186.7
Operating (loss) profit	(111.4)	552.2	296.0	—	736.8
Interest income	0.1	0.3	5.9	—	6.3
Interest expense	(1,416.8)	(5.7)	(7.9)	—	(1,430.4)
Interest income (expense) from intercompany notes	234.4	(240.0)	5.6	—	—
Other income (expense)	(78.7)	(8.5)	4.4	—	(82.8)
Equity earnings from consolidated subsidiaries	375.9	121.0	—	(496.9)	—
	(885.1)	(132.9)	8.0	(496.9)	(1,506.9)
(Loss) income before income taxes and equity earnings in affiliates	(996.5)	419.3	304.0	(496.9)	(770.1)
Income tax (benefit) expense	(474.6)	199.8	22.5	—	(252.3)
Equity earnings in affiliates	—	113.3	1.2	—	114.5
Net (loss) income	(521.9)	332.8	282.7	(496.9)	(403.3)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interests	—	—	43.9	74.7	118.6
Net (loss) income attributable to First Data Corporation	$(521.9)	$332.8	$238.8	$(571.6)	$(521.9)
Comprehensive (loss) income	$(446.1)	$348.0	$279.6	$(508.5)	$(327.0)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	44.4	74.7	119.1
Comprehensive (loss) income attributable to First Data Corporation	$(446.1)	$348.0	$235.2	$(583.2)	$(446.1)

	Year ended December 31, 2012
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$4,180.5	$2,471.8	$(200.2)	$6,452.1
Product sales and other	—	569.8	355.8	(58.9)	866.7
Reimbursable debit network fees, postage and other	—	2,430.3	953.8	(22.6)	3,361.5
	—	7,180.6	3,781.4	(281.7)	10,680.3
Expenses:
Cost of services (exclusive of items shown below)	—	1,829.6	1,234.1	(200.2)	2,863.5
Cost of products sold	—	252.9	142.3	(58.9)	336.3
Selling, general and administrative	89.4	1,217.3	518.7	—	1,825.4
Reimbursable debit network fees, postage and other	—	2,430.3	953.8	(22.6)	3,361.5
Depreciation and amortization	8.1	718.9	464.6	—	1,191.6
Other operating expenses:
Restructuring, net	(0.2)	7.6	15.7	—	23.1
Impairments	—	5.1	—	—	5.1
	97.3	6,461.7	3,329.2	(281.7)	9,606.5
Operating (loss) profit	(97.3)	718.9	452.2	—	1,073.8
Interest income	0.1	0.3	8.4	—	8.8
Interest expense	(1,880.4)	(7.3)	(10.1)	—	(1,897.8)
Interest income (expense) from intercompany notes	313.0	(320.0)	7.0	—	—
Other income (expense)	(102.1)	(8.1)	15.9	—	(94.3)
Equity earnings from consolidated subsidiaries	522.6	179.7	—	(702.3)	—
	(1,146.8)	(155.4)	21.2	(702.3)	(1,983.3)
(Loss) income before income taxes and equity earnings in affiliates	(1,244.1)	563.5	473.4	(702.3)	(909.5)
Income tax (benefit) expense	(543.2)	273.7	45.5	—	(224.0)
Equity earnings in affiliates	—	157.4	0.8	—	158.2
Net (loss) income	(700.9)	447.2	428.7	(702.3)	(527.3)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	61.9	111.7	173.6
Net (loss) income attributable to First Data Corporation	$(700.9)	$447.2	$366.8	$(814.0)	$(700.9)
Comprehensive (loss) income	$(654.7)	$448.6	$421.5	$(693.2)	$(477.8)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	65.2	111.7	176.9
Comprehensive (loss) income attributable to First Data Corporation	$(654.7)	$448.6	$356.3	$(804.9)	$(654.7)

	Year ended December 31, 2011 (As Corrected)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$4,055.9	$2,437.1	$(163.0)	$6,330.0
Product sales and other	—	551.4	358.2	(57.5)	852.1
Reimbursable debit network fees, postage and other	—	2,445.0	1,159.1	(72.6)	3,531.5
	—	7,052.3	3,954.4	(293.1)	10,713.6
Expenses:
Cost of services (exclusive of items shown below)	—	1,896.4	1,155.0	(163.0)	2,888.4
Cost of products sold	—	274.7	152.4	(57.5)	369.6
Selling, general and administrative	107.8	1,095.4	490.5	—	1,693.7
Reimbursable debit network fees, postage and other	—	2,445.0	1,159.1	(72.6)	3,531.5
Depreciation and amortization	8.3	743.1	493.6	—	1,245.0
Other operating expenses:
Restructuring, net	(0.6)	23.1	23.9	—	46.4
Litigation and regulatory settlements	(2.5)	—	—	—	(2.5)
	113.0	6,477.7	3,474.5	(293.1)	9,772.1
Operating (loss) profit	(113.0)	574.6	479.9	—	941.5
Interest income	0.3	0.6	7.0	—	7.9
Interest expense	(1,812.9)	(7.6)	(12.6)	—	(1,833.1)
Interest income (expense) from intercompany notes	306.7	(311.9)	5.2	—	—
Other income (expense)	59.0	68.4	(3.3)	—	124.1
Equity earnings from consolidated subsidiaries	452.2	133.9	—	(586.1)	—
	(994.7)	(116.6)	(3.7)	(586.1)	(1,701.1)
(Loss) income before income taxes and equity earnings in affiliates	(1,107.7)	458.0	476.2	(586.1)	(759.6)
Income tax (benefit) expense	(591.6)	243.4	78.1	—	(270.1)
Equity earnings in affiliates	—	153.6	(0.2)	—	153.4
Net (loss) income	(516.1)	368.2	397.9	(586.1)	(336.1)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	59.6	120.4	180.0
Net (loss) income attributable to First Data Corporation	$(516.1)	$368.2	$338.3	$(706.5)	$(516.1)
Comprehensive (loss) income	(477.6)	418.2	319.0	(564.1)	(304.5)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	52.7	120.4	173.1
Comprehensive (loss) income attributable to First Data Corporation	$(477.6)	$418.2	$266.3	$(684.5)	$(477.6)

	Year ended December 31, 2010 (As Corrected)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
Revenues:
Transaction and processing service fees	$—	$4,001.7	$2,328.3	$(148.5)	$6,181.5
Product sales and other	—	542.6	319.3	(52.6)	809.3
Reimbursable debit network fees, postage and other	—	2,299.8	1,160.3	(70.5)	3,389.6
	—	6,844.1	3,807.9	(271.6)	10,380.4
Expenses:
Cost of services (exclusive of items shown below)	—	1,949.6	1,222.2	(148.5)	3,023.3
Cost of products sold	—	257.8	170.0	(52.6)	375.2
Selling, general and administrative	264.7	877.2	437.8	—	1,579.7
Reimbursable debit network fees, postage and other	—	2,299.8	1,160.3	(70.5)	3,389.6
Depreciation and amortization	7.6	937.9	468.9	—	1,414.4
Other operating expenses:
Restructuring, net	12.7	46.0	13.3	—	72.0
Impairments	—	7.8	3.7	—	11.5
Litigation and regulatory settlements	—	(2.0)	—	—	(2.0)
	285.0	6,374.1	3,476.2	(271.6)	9,863.7
Operating (loss) profit	(285.0)	470.0	331.7	—	516.7
Interest income	1.0	1.1	5.7	—	7.8
Interest expense	(1,775.2)	(6.4)	(15.0)	—	(1,796.6)
Interest income (expense) from intercompany notes	230.3	(249.7)	19.4	—	—
Other income (expense)	2.8	31.8	(24.5)	(26.0)	(15.9)
Equity earnings from consolidated subsidiaries	249.8	150.2	—	(400.0)	—
	(1,291.3)	(73.0)	(14.4)	(426.0)	(1,804.7)
(Loss) income before income taxes and equity earnings in affiliates	(1,576.3)	397.0	317.3	(426.0)	(1,288.0)
Income tax (benefit) expense	(554.5)	124.3	106.4	—	(323.8)
Equity earnings in affiliates	—	117.7	1.5	(1.9)	117.3
Net (loss) income	(1,021.8)	390.4	212.4	(427.9)	(846.9)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	49.1	125.8	174.9
Net (loss) income attributable to First Data Corporation	$(1,021.8)	$390.4	$163.3	$(553.7)	$(1,021.8)
Comprehensive (loss) income	(976.8)	399.5	207.2	(435.1)	(805.2)
Less: Comprehensive income attributable to noncontrolling interests and redeemable noncontrolling interest	—	—	46.0	125.8	171.8
Comprehensive (loss) income attributable to First Data Corporation	$(976.8)	$399.5	$161.2	$(560.9)	$(977.0)

Schedule of the financial position
As of September 30, 2013
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$6.8	$32.2	$319.6	$—	$358.6
Accounts receivable, net of allowance for doubtful accounts	6.3	792.4	833.6	—	1,632.3
Settlement assets (a)	—	4,858.0	4,323.7	—	9,181.7
Intercompany notes receivable	12.5	—	22.6	(35.1)	—
Other current assets	71.0	205.9	74.8	—	351.7
Total current assets	96.6	5,888.5	5,574.3	(35.1)	11,524.3
Property and equipment, net of accumulated depreciation	28.4	592.8	245.7	—	866.9
Goodwill	—	9,483.9	7,748.1	—	17,232.0
Customer relationships, net of accumulated amortization	—	1,838.6	1,484.0	—	3,322.6
Other intangibles, net of accumulated amortization	604.5	556.2	566.2	—	1,726.9
Investment in affiliates	—	1,308.5	30.2	—	1,338.7
Long-term settlement assets (a)	—	—	18.6	—	18.6
Long-term intercompany receivables	—	6,336.9	1,296.4	(7,633.3)	—
Long-term intercompany notes receivable	3,496.6	284.1	0.4	(3,781.1)	—
Long-term deferred tax assets	930.9	—	—	(930.9)	—
Other long-term assets	373.5	405.2	144.4	(109.4)	813.7
Investment in consolidated subsidiaries	24,665.8	5,312.6	—	(29,978.4)	—
Total assets	$30,196.3	$32,007.3	$17,108.3	$(42,468.2)	$36,843.7
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$5.2	$171.1	$78.3	$—	$254.6
Short-term and current portion of long-term borrowings	95.5	65.7	87.1	—	248.3
Settlement obligations (a)	—	4,858.0	4,339.6	—	9,197.6
Intercompany notes payable	22.7	12.5	—	(35.2)	—
Other current liabilities	471.0	567.8	332.3	—	1,371.1
Total current liabilities	594.4	5,675.1	4,837.3	(35.2)	11,071.6
Long-term borrowings	22,460.9	91.7	12.5	—	22,565.1
Long-term deferred tax liabilities	—	1,291.5	192.5	(930.9)	553.1
Long-term intercompany payables	7,633.3	—	—	(7,633.3)	—
Long-term intercompany notes payable	286.1	3,413.0	81.9	(3,781.0)	—
Other long-term liabilities	617.2	226.6	51.7	(109.4)	786.1
Total liabilities	31,591.9	10,697.9	5,175.9	(12,489.8)	34,975.9
Redeemable equity interest	—	—	67.9	(67.9)	—
Redeemable noncontrolling interest	—	—	—	67.9	67.9
First Data Corporation stockholder’s (deficit) equity	(1,395.6)	21,309.4	5,457.1	(26,766.5)	(1,395.6)
Noncontrolling interests	—	—	84.2	3,111.3	3,195.5
Equity of consolidated alliance	—	—	6,323.2	(6,323.2)	—
Total equity	(1,395.6)	21,309.4	11,864.5	(29,978.4)	1,799.9
Total liabilities and equity	$30,196.3	$32,007.3	$17,108.3	$(42,468.2)	$36,843.7

	As of December 31, 2012
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$228.0	$37.2	$343.1	$—	$608.3
Accounts receivable, net of allowance for doubtful accounts	4.4	879.7	963.6	—	1,847.7
Settlement assets (a)	—	5,097.1	4,076.7	—	9,173.8
Intercompany notes receivable	—	—	30.8	(30.8)	—
Other current assets	73.0	145.3	35.3	—	253.6
Total current assets	305.4	6,159.3	5,449.5	(30.8)	11,883.4
Property and equipment, net of accumulated depreciation	30.7	561.4	263.7	—	855.8
Goodwill	—	9,485.3	7,797.2	—	17,282.5
Customer relationships, net of accumulated amortization	—	2,071.7	1,684.6	—	3,756.3
Other intangibles, net of accumulated amortization	605.0	619.7	603.9	—	1,828.6
Investment in affiliates	—	1,375.2	37.9	—	1,413.1
Long-term settlement assets (a)	—	—	54.3	—	54.3
Long-term intercompany receivables	—	5,501.3	1,141.1	(6,642.4)	—
Long-term intercompany notes receivable	3,397.3	270.0	8.4	(3,675.7)	—
Long-term deferred tax assets	1,028.0	—	—	(1,028.0)	—
Other long-term assets	427.1	373.5	108.2	(83.8)	825.0
Investment in consolidated subsidiaries	24,308.9	5,379.5	—	(29,688.4)	—
Total assets	$30,102.4	$31,796.9	$17,148.8	$(41,149.1)	$37,899.0
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$13.8	$141.8	$105.3	$—	$260.9
Short-term and current portion of long-term borrowings	15.1	55.1	186.9	—	257.1
Settlement obligations (a)	—	5,097.1	4,129.2	—	9,226.3
Intercompany notes payable	30.8	—	—	(30.8)	—
Other current liabilities	608.1	620.3	372.2	—	1,600.6
Total current liabilities	667.8	5,914.3	4,793.6	(30.8)	11,344.9
Long-term borrowings	22,462.3	47.8	18.8	—	22,528.9
Long-term deferred tax liabilities	—	1,445.1	92.4	(1,028.0)	509.5
Long-term intercompany payables	6,642.4	—	—	(6,642.4)	—
Long-term intercompany notes payable	276.7	3,315.6	83.4	(3,675.7)	—
Other long-term liabilities	651.7	222.7	31.3	(83.8)	821.9
Total liabilities	30,700.9	10,945.5	5,019.5	(11,460.7)	35,205.2
Redeemable equity interest	—	—	67.4	(67.4)	—
Redeemable noncontrolling interest	—	—	—	67.4	67.4
First Data Corporation stockholder’s (deficit) equity	(598.5)	20,851.4	5,583.0	(26,434.4)	(598.5)
Noncontrolling interests	—	—	70.5	3,154.4	3,224.9
Equity of consolidated alliance	—	—	6,408.4	(6,408.4)	—
Total equity	(598.5)	20,851.4	12,061.9	(29,688.4)	2,626.4
Total liabilities and equity	$30,102.4	$31,796.9	$17,148.8	$(41,149.1)	$37,899.0

(a)         The majority of the Guarantor settlement assets relate to FDC’s merchant acquiring business. FDC believes the settlement assets are not available to satisfy any claims other than those related to the settlement liabilities.

	As of December 31, 2012
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$228.0	$37.2	$343.1	$—	$608.3
Accounts receivable, net of allowance for doubtful accounts	4.4	879.7	963.6	—	1,847.7
Settlement assets (a)	—	5,097.1	4,076.7	—	9,173.8
Intercompany notes receivable	—	—	30.8	(30.8)	—
Other current assets	73.0	145.3	35.3	—	253.6
Total current assets	305.4	6,159.3	5,449.5	(30.8)	11,883.4
Property and equipment, net of accumulated depreciation	30.7	561.4	263.7	—	855.8
Goodwill	—	9,485.3	7,797.2	—	17,282.5
Customer relationships, net of accumulated amortization	—	2,071.7	1,684.6	—	3,756.3
Other intangibles, net of accumulated amortization	605.0	619.7	603.9	—	1,828.6
Investment in affiliates	—	1,375.2	37.9	—	1,413.1
Long-term settlement assets (a)	—	—	54.3	—	54.3
Long-term intercompany receivables	—	5,501.3	1,141.1	(6,642.4)	—
Long-term intercompany notes receivable	3,397.3	270.0	8.4	(3,675.7)	—
Other long-term assets	427.1	373.5	108.2	(83.8)	825.0
Investment in consolidated subsidiaries	24,257.2	5,379.5	—	(29,636.7)	—
Total assets	$29,022.7	$31,796.9	$17,148.8	$(40,069.4)	$37,899.0
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$13.8	$141.8	$105.3	$—	$260.9
Short-term and current portion of long-term borrowings	15.1	55.1	186.9	—	257.1
Settlement obligations (a)	—	5,097.1	4,129.2	—	9,226.3
Intercompany notes payable	30.8	—	—	(30.8)	—
Other current liabilities	608.1	620.3	372.2	—	1,600.6
Total current liabilities	667.8	5,914.3	4,793.6	(30.8)	11,344.9
Long-term borrowings	22,462.3	47.8	18.8	—	22,528.9
Long-term deferred tax (assets) liabilities	(1,079.7)	1,512.7	76.5	—	509.5
Long-term intercompany payables	6,642.4	—	—	(6,642.4)	—
Long-term intercompany notes payable	276.7	3,315.6	83.4	(3,675.7)	—
Other long-term liabilities	651.7	222.7	31.3	(83.8)	821.9
Total liabilities	29,621.2	11,013.1	5,003.6	(10,432.7)	35,205.2
Redeemable equity interest	—	—	67.4	(67.4)	—
Redeemable noncontrolling interest	—	—	—	67.4	67.4
First Data Corporation stockholder’s equity	(598.5)	20,783.8	5,598.9	(26,382.7)	(598.5)
Noncontrolling interests	—	—	70.5	3,154.4	3,224.9
Equity of consolidated alliance	—	—	6,408.4	(6,408.4)	—
Total equity	(598.5)	20,783.8	12,077.8	(29,636.7)	2,626.4
Total liabilities and equity	$29,022.7	$31,796.9	$17,148.8	$(40,069.4)	$37,899.0

	As of December 31, 2011 (As Corrected)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$162.2	$37.1	$286.4	$—	$485.7
Accounts receivable, net of allowance for doubtful accounts	25.3	939.4	883.9	—	1,848.6
Settlement assets (a)	—	6,093.2	4,565.1	—	10,658.3
Intercompany notes receivable	12.2	—	86.1	(98.3)	—
Other current assets	45.7	212.0	65.2	—	322.9
Total current assets	245.4	7,281.7	5,886.7	(98.3)	13,315.5
Property and equipment, net of accumulated depreciation	31.4	623.5	281.0	—	935.9
Goodwill	—	9,430.9	7,773.7	—	17,204.6
Customer relationships, net of accumulated amortization	—	2,468.4	1,957.0	—	4,425.4
Other intangibles, net of accumulated amortization	606.8	638.7	633.7	—	1,879.2
Investment in affiliates	—	1,452.8	37.8	—	1,490.6
Long-term settlement assets (a)	—	—	181.0	—	181.0
Long-term intercompany receivables	—	4,330.2	962.7	(5,292.9)	—
Long-term intercompany notes receivable	3,229.4	251.5	59.0	(3,539.9)	—
Other long-term assets	465.7	304.3	74.1	—	844.1
Investment in consolidated subsidiaries	23,797.4	5,843.0	—	(29,640.4)	—
Total assets	$28,376.1	$32,625.0	$17,846.7	$(38,571.5)	$40,276.3
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$7.1	$113.4	$85.4	$—	$205.9
Short-term and current portion of long-term borrowings	0.3	39.6	93.5	—	133.4
Settlement obligations (a)	—	6,093.2	4,744.6	—	10,837.8
Intercompany notes payable	62.5	35.8	—	(98.3)	—
Other current liabilities	690.5	544.5	408.1	—	1,643.1
Total current liabilities	760.4	6,826.5	5,331.6	(98.3)	12,820.2
Long-term borrowings	22,422.4	69.0	30.3	—	22,521.7
Long-term deferred tax (assets) liabilities	(1,091.6)	1,677.5	109.5	—	695.4
Long-term intercompany payables	5,292.9	—	—	(5,292.9)	—
Long-term intercompany notes payable	260.6	3,196.8	82.5	(3,539.9)	—
Other long-term liabilities	634.8	100.1	28.7	—	763.6
Total liabilities	28,279.5	11,869.9	5,582.6	(8,931.1)	36,800.9
Redeemable equity interest	—	—	67.4	(67.4)	—
Redeemable noncontrolling interest	—	—	—	67.4	67.4
First Data Corporation stockholder’s equity	96.6	20,755.1	5,534.4	(26,289.5)	96.6
Noncontrolling interests	—	—	60.8	3,250.6	3,311.4
Equity of consolidated alliance	—	—	6,601.5	(6,601.5)	—
Total equity	96.6	20,755.1	12,196.7	(29,640.4)	3,408.0
Total liabilities and equity	$28,376.1	$32,625.0	$17,846.7	$(38,571.5)	$40,276.3

(a)                                 The majority of the Guarantor settlement assets relate to FDC’s merchant acquiring business. FDC believes the settlement assets are not available to satisfy any claims other than those related to the settlement liabilities.

Schedule of the cash flows

	Nine months ended September 30, 2013
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(746.0)	$334.1	$262.6	$(474.6)	$(623.9)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	5.5	568.5	334.1	—	908.1
Charges (gains) related to other operating expenses and other income (expense)	47.2	19.9	(0.2)	—	66.9
Other non-cash and non-operating items, net	(303.8)	(173.9)	(2.0)	474.6	(5.1)
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(356.7)	215.1	127.6	—	(14.0)
Net cash (used in) provided by operating activities	(1,353.8)	963.7	722.1	—	332.0
CASH FLOWS FROM INVESTING ACTIVITIES
Payments related to other business previously acquired	—	0.2	—	—	0.2
Proceeds from dispositions, net of expenses paid and cash disposed	—	6.8	7.7	—	14.5
Additions to property and equipment	(0.1)	(63.6)	(68.6)	—	(132.3)
Proceeds from sale of property and equipment	—	4.1	0.1	—	4.2
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(0.4)	(91.4)	(36.2)	—	(128.0)
Distributions and dividends from subsidiaries	146.5	131.5	—	(278.0)	—
Other investing activities	0.3	6.0	0.9	—	7.2
Net cash provided by (used in) investing activities	146.3	(6.4)	(96.1)	(278.0)	(234.2)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	95.0	—	(98.1)	—	(3.1)
Accrued interest funded upon issuance of notes	(6.5)	—	—	—	(6.5)
Debt modification (payments) proceeds and related financing costs, net	(49.0)	—	—	—	(49.0)
Principal payments on long-term debt	(15.4)	(49.9)	(7.1)	—	(72.4)
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest	—	—	(30.6)	(125.9)	(156.5)
Distributions paid to equity holders	—	—	(257.4)	257.4	—
Redemption of Parent’s redeemable common stock	(7.5)	—	—	—	(7.5)
Purchase of noncontrolling interest	—	—	(23.7)	—	(23.7)
Cash dividends	(21.5)	—	(146.5)	146.5	(21.5)
Intercompany	991.2	(914.0)	(77.2)	—	—
Net cash provided by (used in) financing activities	986.3	(963.9)	(640.6)	278.0	(340.2)
Effect of exchange rate changes on cash and cash equivalents	—	1.6	(8.9)	—	(7.3)
Change in cash and cash equivalents	(221.2)	(5.0)	(23.5)	—	(249.7)
Cash and cash equivalents at beginning of period	228.0	37.2	343.1	—	608.3
Cash and cash equivalents at end of period	$6.8	$32.2	$319.6	$—	$358.6

	Nine months ended September 30, 2012 (As Corrected)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(521.9)	$332.8	$282.7	$(496.9)	$(403.3)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	6.0	638.4	359.7	—	1,004.1
Charges related to other operating expenses and other income (expense)	78.5	20.9	12.7	—	112.1
Other non-cash and non-operating items, net	(346.1)	(194.1)	5.5	496.9	(37.8)
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(483.8)	347.2	(0.3)	—	(136.9)
Net cash (used in) provided by operating activities	(1,267.3)	1,145.2	660.3	—	538.2
CASH FLOWS FROM INVESTING ACTIVITIES
Current period acquisitions	—	(1.9)	—	—	(1.9)
Contributions to equity method investments	—	(7.9)	—	—	(7.9)
Payments related to other businesses previously acquired	—	(3.2)	—	—	(3.2)
Additions to property and equipment	(1.7)	(67.3)	(67.3)	—	(136.3)
Proceeds from sale of property and equipment	—	6.9	0.9	—	7.8
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(0.7)	(117.1)	(23.4)	—	(141.2)
Distributions and dividends from subsidiaries	87.0	161.6	—	(248.6)	—
Other investing activities	1.9	0.5	4.9	—	7.3
Net cash provided by (used in) investing activities	86.5	(28.4)	(84.9)	(248.6)	(275.4)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	—	—	(22.0)	—	(22.0)
Accrued interest funded upon issuance of notes	6.5	—	—	—	6.5
Debt modification proceeds and related financing costs, net	10.8	—	—	—	10.8
Principal payments on long-term debt	(0.2)	(44.9)	(15.1)	—	(60.2)
Proceeds from sale-leaseback transactions	—	13.8	—	—	13.8
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest	—	—	(45.4)	(153.6)	(199.0)
Distributions paid to equity holders	—	—	(313.2)	313.2	—
Redemption of Parent’s redeemable common stock	(0.5)	—	—	—	(0.5)
Purchase of noncontrolling interest	—	—	(25.1)	—	(25.1)
Cash dividends	(5.1)	—	(89.0)	89.0	(5.1)
Intercompany	1,137.1	(1,098.2)	(38.9)	—	—
Net cash provided by (used in) financing activities	1,148.6	(1,129.3)	(548.7)	248.6	(280.8)
Effect of exchange rate changes on cash and cash equivalents	—	(4.0)	6.5	—	2.5
Change in cash and cash equivalents	(32.2)	(16.5)	33.2	—	(15.5)
Cash and cash equivalents at beginning of period	162.2	37.1	286.4	—	485.7
Cash and cash equivalents at end of period	$130.0	$20.6	$319.6	$—	$470.2

	Year ended December 31, 2012
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(700.9)	$447.2	$428.7	$(702.3)	$(527.3)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	8.1	844.5	478.3	—	1,330.9
Charges (gains) related to other operating expenses and other income (expense)	101.9	20.8	(0.2)	—	122.5
Other non-cash and non-operating items, net	(483.9)	(265.8)	7.2	702.3	(40.2)
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(461.8)	515.0	(171.7)	—	(118.5)
Net cash (used in) provided by operating activities	(1,536.6)	1,561.7	742.3	—	767.4
CASH FLOWS FROM INVESTING ACTIVITIES
Current year acquisitions, net of cash acquired	(33.0)	0.1	—	—	(32.9)
Contributions to equity method investments	—	(7.9)	—	—	(7.9)
Payments related to other businesses previously acquired	—	(4.4)	—	—	(4.4)
Proceeds from sale of property and equipment	—	7.1	0.9	—	8.0
Additions to property and equipment	(2.6)	(88.9)	(101.6)	—	(193.1)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(0.8)	(137.8)	(38.6)	—	(177.2)
Other investing activities	228.3	219.0	6.7	(443.6)	10.4
Net cash provided by (used in) investing activities	191.9	(12.8)	(132.6)	(443.6)	(397.1)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	—	—	99.1	—	99.1
Accrued interest funded upon issuance of notes	6.5	—	—	—	6.5
Debt modification proceeds and related financing costs	10.8	—	—	—	10.8
Principal payments on long-term debt	(3.4)	(56.2)	(23.7)	—	(83.3)
Proceeds from sale-leaseback transactions	—	13.8	—	—	13.8
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interests	—	—	(54.0)	(207.9)	(261.9)
Distributions paid to equity holders	—	—	(424.0)	424.0	—
Purchase of noncontrolling interest	—	—	(25.1)	—	(25.1)
Redemption of Parent’s redeemable common stock	(1.7)	—	—	—	(1.7)
Cash dividends	(6.7)	—	(227.5)	227.5	(6.7)
Intercompany	1,405.0	(1,502.2)	97.2	—	—
Net cash provided by (used in) financing activities	1,410.5	(1,544.6)	(558.0)	443.6	(248.5)
Effect of exchange rate changes on cash and cash equivalents	—	(4.2)	5.0	—	0.8
Change in cash and cash equivalents	65.8	0.1	56.7	—	122.6
Cash and cash equivalents at beginning of period	162.2	37.1	286.4	—	485.7
Cash and cash equivalents at end of period	$228.0	$37.2	$343.1	$—	$608.3

	Year ended December 31, 2011 (As Corrected)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(516.1)	$368.2	$397.9	$(586.1)	$(336.1)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	8.3	827.4	508.5	—	1,344.2
(Gains) charges related to other operating expenses and other income (expense)	(59.6)	(45.3)	27.2	—	(77.7)
Other non-cash and non-operating items, net	(360.3)	(209.5)	11.4	586.1	27.7
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(327.0)	383.8	100.7	—	157.5
Net cash (used in) provided by operating activities	(1,254.7)	1,324.6	1,045.7	—	1,115.6
CASH FLOWS FROM INVESTING ACTIVITIES
Current year acquisitions, net of cash acquired	—	(19.1)	(0.1)	—	(19.2)
Contributions to equity method investments	—	(161.5)	—	—	(161.5)
Payments related to other businesses previously acquired	—	—	3.2	—	3.2
Proceeds from dispositions, net of expenses paid and cash disposed	—	—	1.7	—	1.7
Proceeds from sale of property and equipment	—	14.3	2.8	—	17.1
Additions to property and equipment	(4.6)	(101.3)	(97.0)	—	(202.9)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(1.0)	(161.6)	(39.3)	—	(201.9)
Distributions and dividends from subsidiaries	109.7	294.5	—	(404.2)	—
Other investing activities	1.5	6.9	(3.5)	—	4.9
Net cash provided by (used in) investing activities	105.6	(127.8)	(132.2)	(404.2)	(558.6)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	—	—	(107.3)	—	(107.3)
Debt modification and related financing costs	(39.7)	—	—	—	(39.7)
Principal payments on long-term debt	(32.9)	(52.7)	(18.9)	—	(104.5)
Proceeds from sale-leaseback transactions	—	2.5	11.7	—	14.2
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interests	—	—	(44.2)	(283.1)	(327.3)
Contributions from noncontrolling interest	—	—	0.8	—	0.8
Distributions paid to equity holders	—	—	(577.6)	577.6	—
Redemption of Parent’s redeemable common stock	(0.5)	—	—	—	(0.5)
Cash dividends	(0.2)	—	(109.7)	109.7	(0.2)
Intercompany	1,220.5	(1,116.4)	(104.1)	—	—
Net cash provided by (used in) financing activities	1,147.2	(1,166.6)	(949.3)	404.2	(564.5)
Effect of exchange rate changes on cash and cash equivalents	—	(14.2)	(2.1)	—	(16.3)
Change in cash and cash equivalents	(1.9)	16.0	(37.9)	—	(23.8)
Cash and cash equivalents at beginning of period	164.1	21.1	324.3	—	509.5
Cash and cash equivalents at end of period	$162.2	$37.1	$286.4	$—	$485.7

	Year ended December 31, 2010 (As Corrected)
(in millions)	FDC Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidation Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(1,021.8)	$390.4	$212.4	$(427.9)	$(846.9)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	7.6	1,036.9	481.5	—	1,526.0
Charges related to other operating expenses and other income (expense)	9.9	20.0	41.5	26.0	97.4
Other non-cash and non-operating items, net	62.4	(207.4)	8.8	401.8	265.6
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions	(564.4)	66.6	213.3	(2.9)	(287.4)
Net cash (used in) provided by operating activities	(1,506.3)	1,306.5	957.5	(3.0)	754.7
CASH FLOWS FROM INVESTING ACTIVITIES
Current year acquisitions, net of cash acquired	—	(1.7)	(0.1)	—	(1.8)
Contributions to equity method investments	—	(1.4)	—	—	(1.4)
Payments related to other businesses previously acquired	—	—	(1.4)	—	(1.4)
Proceeds from dispositions, net of expenses paid and cash disposed	—	—	21.2	—	21.2
Proceeds from sale of property and equipment	—	1.4	4.1	—	5.5
Additions to property and equipment	(4.2)	(113.0)	(92.9)	—	(210.1)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(1.7)	(116.9)	(41.0)	—	(159.6)
Distributions and dividends from subsidiaries	225.8	187.9	—	(413.7)	—
Other investing activities	3.8	135.1	14.0	(134.5)	18.4
Net cash provided by (used in) investing activities	223.7	91.4	(96.1)	(548.2)	(329.2)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	—	—	75.1	—	75.1
Debt modification and related financing costs	(61.2)	—	—	—	(61.2)
Principal payments on long-term debt	(143.8)	(57.0)	(19.6)	—	(220.4)
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interests	—	—	(31.0)	(185.1)	(216.1)
Purchase of noncontrolling interest	—	—	—	(213.3)	(213.3)
Distributions paid to redeemable equity holders	—	—	(7.5)	7.5	—
Distributions paid to equity holders	—	—	(368.5)	368.5	—
Redemption of Parent’s redeemable common stock	(2.5)	—	—	—	(2.5)
Redemption of redeemable equity of consolidated alliance	—	—	(347.8)	347.8	—
Cash dividends	(14.9)	—	(225.8)	225.8	(14.9)
Intercompany	1,564.5	(1,346.1)	(218.4)	—	—
Net cash provided by (used in) financing activities	1,342.1	(1,403.1)	(1,143.5)	551.2	(653.3)
Effect of exchange rate changes on cash and cash equivalents	—	0.9	(0.6)	—	0.3
Change in cash and cash equivalents	59.5	(4.3)	(282.7)	—	(227.5)
Cash and cash equivalents at beginning of period	104.6	25.4	607.0	—	737.0
Cash and cash equivalents at end of period	$164.1	$21.1	$324.3	$—	$509.5